Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Entity Central Index Key	0000040987
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity File Number	001-05690
Entity Registrant Name	GENUINE PARTS CO
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-0254510
Entity Address, Address Line One	2999 WILDWOOD PARKWAY,
Entity Address, Postal Zip Code	30339
Entity Address, City or Town	ATLANTA,
Entity Address, State or Province	GA
City Area Code	678
Local Phone Number	934-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	GPC
Security Exchange Name	NYSE
Entity Emerging Growth	false